Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		11/1/2017
	Collection Period Ending Date		11/30/2017
	Collection Period		13
	Payment Date		12/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	0.336175	$164,614,175.69	$36,867,644.13	$127,746,531.56
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$929,614,175.69	$36,867,644.13	$892,746,531.56
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$937,114,175.69	$36,867,644.13	$900,246,531.56
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$164,614,175.69	$176,960.24
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$929,614,175.69	$1,309,103.99
	2. AVAILABLE FUNDS
(20)	Interest Collections		$3,669,918.85
(21)	Principal Collections		$22,711,536.54
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$13,651,544.11
(24)	Liquidation Proceeds		$134,899.50
(25)	Recoveries		$57,179.77
(26)	Investment Earnings		$—
(27)	Total Collections		$40,225,078.77
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$40,225,078.77
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$780,928.48	$780,928.48	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$176,960.24	$176,960.24	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$13,617,644.13	$13,617,644.13	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,267,402.17	$1,267,402.17	$—
			$40,225,078.77	$40,225,078.77
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$13,617,644.13
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$36,867,644.13
	4. POOL INFORMATION
(53)	Pool Balance		$900,246,532
(54)	Number of Receivables Outstanding		68,342
(55)	Weighted Average Contract Rate		4.81%
(56)	Weighted Average Maturity		45.58
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$26,252.74
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(26,252.74)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$369,589.17	80	$4,619.86
(74)	Recoveries for Collection Period		$57,179.77	51	$1,121.17
(75)	Net Losses/(Recoveries) for Collection Period		312,409.40
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,703,974.96
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.24693%

		11/30/2017	10/31/2017	9/30/2017	8/31/2017
(79)	Pool Balance at end of collection period	$900,246,532	$937,114,176	$977,810,136	$1,016,617,931
(80)	Number of receivables outstanding	68,342	69,922	71,613	73,194

(81)	Average month end Pool Balance	$918,680,354	$957,462,156	$997,214,034	$1,038,919,255
(82)	Realized Losses for Collection Period	$369,589	$429,836	$410,150	$433,529
(83)	Recoveries for Collection Period	$57,180	$77,066	$83,736	$74,823
(84)	Net Losses/(Recoveries) for Collection Period	$312,409	$352,771	$326,413	$358,706
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.483%	0.539%	0.494%	0.501%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.408%	0.442%	0.393%	0.414%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.414%

		11/30/2017	10/31/2017	9/30/2017	8/31/2017
(88)	Receivables 31-59 Days Delinquent	$7,107,971.89	$7,319,617.21	$6,984,108.78	$5,933,333.36
(89)	$ As % of Ending Pool Balance	0.790%	0.781%	0.714%	0.584%
(90)	# of Receivables	504	509	476	393
(91)	# As % of Ending Pool # of Receivables	0.737%	0.728%	0.665%	0.537%
(92)	Receivables 60-89 Days Delinquent	$1,542,618.01	$1,438,981.15	$1,460,008.45	$1,390,179.83
(93)	$ As % of Ending Pool Balance	0.171%	0.154%	0.149%	0.137%
(94)	# of Receivables	119	100	111	110
(95)	# As % of Ending Pool # of Receivables	0.174%	0.143%	0.155%	0.150%
(96)	Receivables 90 - 119 Days Delinquent	$702,863.45	$632,273.67	$626,388.46	$692,617.28
(97)	$ As % of Ending Pool Balance	0.078%	0.067%	0.064%	0.068%
(98)	# of Receivables	51	46	54	52
(99)	# As % of Ending Pool # of Receivables	0.075%	0.066%	0.075%	0.071%
(100)	Receivables 120+ Days Delinquent	$467,535.98	$262,599.35	$328,480.45	$269,164.97
(101)	$ As % of Ending Pool Balance	0.052%	0.028%	0.034%	0.026%
(102)	# of Receivables	37	24	28	22
(103)	# As % of Ending Pool # of Receivables	0.054%	0.034%	0.039%	0.030%
(104)	Total Delinquencies	$9,820,989.33	$9,653,471.38	$9,398,986.14	$8,285,295.44
(105)	$ As % of Ending Pool Balance	1.091%	1.030%	0.961%	0.815%
(106)	# of Receivables	711	679	669	577
(107)	# As % of Ending Pool # of Receivables	1.040%	0.971%	0.934%	0.788%
(108)	Total Repossession	$604,428.48	$613,416.53	$568,703.21	$599,144.55
(109)	# of Receivables	41	51	41	48

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
December 12, 2017